Document and Entity Information	Mar. 11, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2025
Entity File Number	001-40698
Entity Registrant Name	CADRE HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3873146
Entity Address State Or Province	FL
Entity Address, Address Line One	13386 International Pkwy
Entity Address, City or Town	Jacksonville
Entity Address, Postal Zip Code	32218
City Area Code	904
Local Phone Number	741-5400
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CDRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001860543
Amendment Flag	false